Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 segment Property M D Y
Summary of Significant Accounting Policies
Residency agreement term, minimum (in days)	30
Residency agreement term, maximum (in years)	1
Maximum period available for occupancy from cessation of significant construction activity (in years)	1
Maximum useful life of building and improvements (in years)	45
Investments classified as cash equivalents, maximum maturity period (in months)	3
Failure to qualify as REIT, ineligibility period (in tax years)	4
Number of reportable segments	5
Number of CCRC issuing non-interest life care bonds	2
Minimum period of vacancy for non-interest bearing occupancy fee deposits that are refundable on re-letting (in years)	2
Number of properties that issue life care bonds or collect deposits	3
Number of senior living communities operated in a RIDEA structure	21